Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 371	$ 497
Stock based compensation	333	292
Allowance for losses on foreclosed real estate	101	182
Deferred compensation	655	668
Employee benefit expense	553	459
Intangible assets	54	66
Non-accrual loan interest	58	0
Alternative minimum taxes	79	186
Total deferred tax assets	2,204	2,350
Deferred tax liabilities
Depreciation	(277)	(280)
Deferred loan costs, net	(234)	(249)
Accretion	(8)	(20)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(38)	(57)
Unrealized gains on securities available for sale	(177)	(252)
Total deferred tax liabilities	(1,317)	(1,441)
Net deferred tax asset	$ 887	$ 909